Fair Value of Financial Assets and Liabilities (Details) - Schedule of Financial Assets and Liabilities - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Schedule of Financial Assets and Liabilities [Line Items]
Book value, assets	$ 714,397	$ 596,720
Fair value, assets	261,192	843,628
Book value, liabilities	60,780,717	61,668,037
Financial liabilities, at fair value	10,587,308	12,155,024
Financial derivative contracts
Schedule of Financial Assets and Liabilities [Line Items]
Book value, liabilities	10,587,308	12,155,024
Financial liabilities, at fair value	10,587,308	12,155,024
Financial derivative contracts for accounting hedges
Schedule of Financial Assets and Liabilities [Line Items]
Book value, liabilities	912,716	898,394
Financial liabilities, at fair value	912,716	898,394
Deposits and other demand liabilities
Schedule of Financial Assets and Liabilities [Line Items]
Book value, liabilities	14,075,590	14,260,609
Financial liabilities, at fair value	14,075,590	14,260,609
Time deposits and other time liabilities
Schedule of Financial Assets and Liabilities [Line Items]
Book value, liabilities	16,493,783	17,098,625
Financial liabilities, at fair value	16,678,683	17,249,068
Obligations under repurchase agreements and securities lending
Schedule of Financial Assets and Liabilities [Line Items]
Book value, liabilities	2,755,243	276,588
Financial liabilities, at fair value	2,836,063	276,588
Interbank borrowings
Schedule of Financial Assets and Liabilities [Line Items]
Book value, liabilities	3,434,237	4,337,947
Financial liabilities, at fair value	3,564,731	4,357,838
Issued debt instruments
Schedule of Financial Assets and Liabilities [Line Items]
Book value, liabilities	7,699,100	8,133,275
Financial liabilities, at fair value	7,731,098	7,998,659
Other financial liabilities
Schedule of Financial Assets and Liabilities [Line Items]
Book value, liabilities	224,321	200,541
Financial liabilities, at fair value	224,321	200,541
Regulatory capital financial instruments
Schedule of Financial Assets and Liabilities [Line Items]
Book value, liabilities	1,948,493	1,910,697
Financial liabilities, at fair value	2,067,241	1,945,784
Guarantees received (margin accounts)
Schedule of Financial Assets and Liabilities [Line Items]
Book value, liabilities	1,541,061	1,832,345
Financial liabilities, at fair value	1,541,061	1,832,345
Financial derivative contracts
Schedule of Financial Assets and Liabilities [Line Items]
Book value, assets	10,879,777	12,309,770
Fair value, assets	10,879,777	12,309,770
Debt financial instruments
Schedule of Financial Assets and Liabilities [Line Items]
Book value, assets	714,628	329,327
Fair value, assets	714,628	329,327
Debt financial instrument
Schedule of Financial Assets and Liabilities [Line Items]
Book value, assets	3,598,366	2,687,485
Fair value, assets	3,598,366	2,687,485
Other financial instruments
Schedule of Financial Assets and Liabilities [Line Items]
Book value, assets	291,586	74,903
Fair value, assets	291,586	74,903
Financial derivative contracts for hedge accounting
Schedule of Financial Assets and Liabilities [Line Items]
Book value, assets	261,192	843,628
Fair value, assets	261,192	843,628
Rights under repurchase agreements
Schedule of Financial Assets and Liabilities [Line Items]
Book value, assets	427,983	153,087
Fair value, assets	428,483	153,087
Debt financial instruments
Schedule of Financial Assets and Liabilities [Line Items]
Book value, assets	5,525,242	5,176,005
Fair value, assets	5,593,724	5,207,697
Interbank loans
Schedule of Financial Assets and Liabilities [Line Items]
Book value, assets	68,176	31,282
Fair value, assets	68,176	31,307
Loans and account receivable from customers
Schedule of Financial Assets and Liabilities [Line Items]
Book value, assets	39,642,246	40,099,872
Fair value, assets	40,119,171	40,597,772
Guarantee deposits (margin accounts)
Schedule of Financial Assets and Liabilities [Line Items]
Book value, assets	2,075,671	1,847,101
Fair value, assets	$ 2,075,671	$ 1,847,101